Shareholder Report, Average Annual Return (Details) DFAE_The Canadian Small Company Series_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
The Canadian Small Company Series
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Canadian Small Company Series
Average Annual Return, Percent	44.52%	21.84%	13.30%
MSCI Canada Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Canada Index (net div.)
Average Annual Return, Percent	27.83%	16.26%	10.19%
MSCI Canada Small Cap Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Canada Small Cap Index (net div.)
Average Annual Return, Percent	38.32%	17.38%	11.66%